Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Income (loss) from continuing operations									$ (15,815)	$ (403,034)	$ 56,836
Loss from discontinued operations									0	(1,983)	0
Net income (loss)	$ (31,478)	$ (17,814)	$ 31,100	$ 2,377	$ (332,629)	$ (66,754)	$ 5,508	$ (11,142)	$ (15,815)	$ (405,017)	$ 56,836
Weighted average common shares outstanding (used to calculate basic EPS) (in shares)									46,577,000	46,059,000	45,541,000
Dilutive effect of stock options and other stock awards									0	0	745,000
Weighted average common shares outstanding (used to calculate diluted EPS) (in shares)									46,577,000	46,059,000	46,286,000
Continuing operations (in usd per share)	$ (0.67)	$ (0.38)	$ 0.67	$ 0.05	$ (7.14)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.34)	$ (8.75)	$ 1.25
Discontinued operations (in usd per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.04)	$ 0	$ 0	$ 0	$ 0.00	$ (0.04)	$ 0.00
Earnings (loss) per common share - basic (in usd per share)	$ (0.67)	$ (0.38)	$ 0.67	$ 0.05	$ (7.18)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.34)	$ (8.79)	$ 1.25
Continuing operations (in usd per share)	$ (0.67)	$ (0.38)	$ 0.66	$ 0.05	$ (7.14)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.34)	$ (8.75)	$ 1.23
Discontinued operations (in usd per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.04)	$ 0	$ 0	$ 0	$ 0.00	$ (0.04)	$ 0.00
Earnings (loss) per common share - diluted (in usd per share)	$ (0.67)	$ (0.38)	$ 0.66	$ 0.05	$ (7.18)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.34)	$ (8.79)	$ 1.23
4.25% Convertible Senior Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stated interest rate on debt instrument	4.25%				4.25%				4.25%	4.25%	4.25%
Conversion price (in usd per share)	$ 22.45				$ 22.45				$ 22.45	$ 22.45	$ 22.45
Shares that would be added to EPS calculation if the Company had generated income
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)									900,000	500,000
Stock options and other stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)									900,000	1,900,000	1,500,000